UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21177

BlackRock California Insured Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock California Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock California Insured Municipal Income Trust (BCK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—158.6%
		California—158.6%
AAA	$ 6,500	Benicia Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$ 2,484,820
		California Cnty., Tobacco Sec. Agcy. Rev.,
BBB	7,405	Sonoma Cnty., 5.875%, 6/01/43	06/12 @ 100	6,528,544
BBB	7,650	Alameda Cnty., 6.00%, 6/01/42	06/12 @ 100	6,879,951
A2	6,500	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.25%, 5/01/20	05/12 @ 101	6,908,135
AAA	2,385	California Edl. Facs. Auth., Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,403,651
AAA	4,500 [3]	California Infrastructure & Econ. Dev., Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,615,155
AAA	5,000	California Pub. Wks. Brd., Dept. of Gen. Svcs., Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,055,800
		Ceres Unified Sch. Dist., Ser. B, FGIC,
AAA	3,055	Zero Coupon, 8/01/30	08/12 @ 34.887	721,316
AAA	3,180	Zero Coupon, 8/01/31	08/12 @ 32.868	706,914
AAA	3,300	Zero Coupon, 8/01/32	08/12 @ 30.966	691,911
AAA	3,440	Zero Coupon, 8/01/33	08/12 @ 29.174	680,810
AAA	3,575	Zero Coupon, 8/01/34	08/12 @ 27.782	667,810
AAA	3,275	Zero Coupon, 8/01/35	08/12 @ 26.186	577,448
A3	2,600	Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	2,752,126
AAA	2,000	Long Beach Unified Sch. Dist., Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,021,300
		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, FGIC,
AAA	5,000	5.00%, 7/01/43	07/12 @ 100	5,024,850
AAA	5,000	5.125%, 7/01/41	07/11 @ 100	5,062,400
AAA	5,000	Los Angeles Unified Sch. Dist., Ser. E, 5.125%, 1/01/27, MBIA	07/12 @ 100	5,172,650
		Los Angeles Wstwtr. Sys., Ser. A,
AAA	5,000	5.00%, 6/01/27, MBIA	06/13 @ 100	5,100,550
AAA	6,025	5.00%, 6/01/32, FGIC	06/12 @ 100	6,073,682
AAA	5,000	No. California Pwr. Agcy., Pub. Pwr. Rev., Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,049,000
AAA	2,500	No. Orange Cnty. Cmnty. Coll. Dist., Ser. A, 5.00%, 2/01/27, MBIA	08/12 @ 101	2,550,925
AAA	5,000	Riverside Unified Sch. Dist., Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,097,000
AAA	5,295	San Diego Cnty. Wtr. Auth., COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,323,646
AAA	4,805	San Diego Redev. Agcy., Centre City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	4,852,089
AAA	4,000	San Diego Univ. Fndtn Aux. Org., Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,019,000
AAA	20,000	San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	4,679,200
AAA	6,000	San Jose Fin. Auth., Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,011,100
AAA	11,125	Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	3,231,479
AAA	3,000	Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1, Ser. A, 5.00%, 9/01/38, FSA	09/12 @ 100	3,015,060
AAA	4,000	Westlands Wtr. Dist., COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,036,360

		Total Long-Term Investments (cost $118,109,771)		117,994,682

	Shares
	(000)

		MONEY MARKET FUND—1.2%
	850	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $850,000)	N/A	850,000

		Total Investments—159.8% (cost $118,959,771)		$118,844,682
		Other assets in excess of liabilities—2.7%		2,039,349
		Preferred shares at redemption value, including dividends payable—(62.5)%		(46,504,103)

		Net Assets Applicable to Common Shareholders—100%		$ 74,379,928

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 80.4% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock California Insured Municipal Income Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005